Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 285,826	$ 301,637	$ 281,165
Long-lived assets, total	31,579	31,264	32,765
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	128,651	143,384	146,277
Long-lived assets, total	19,464	17,898	19,484
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	157,175	158,253	134,888
Long-lived assets, total	12,115	13,366	13,281
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	127,220	141,781	148,511
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 158,606	$ 159,856	$ 132,654